Average Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Emerging Markets Index Fund	Dec. 30, 2023
Fidelity Emerging Markets Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.61%)
Past 10 years	1.31%
Fidelity Emerging Markets Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.47%)
Past 5 years	(2.11%)
Past 10 years	0.82%
Fidelity Emerging Markets Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.50%)
Past 5 years	(1.18%)
Past 10 years	1.01%
MC041
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%
IXZ94
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.76%